Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended	12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jan. 31, 2016	Jan. 31, 2026	Jan. 31, 2017	Jan. 31, 2018	Jan. 31, 2019	Jan. 31, 2020	Jan. 31, 2021	Jan. 31, 2022	Jan. 31, 2023	Jan. 31, 2024	Jan. 31, 2025	Jan. 31, 2026
C000004197
Account Value [Line Items]
Line Graph and Table Measure Name		Investment House Growth Fund (The)
Accumulated Value	$ 10,000		$ 11,761	$ 16,150	$ 15,828	$ 19,534	$ 26,201	$ 29,359	$ 22,199	$ 31,500	$ 42,171	$ 44,251
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	$ 10,000		$ 12,004	$ 15,174	$ 14,823	$ 18,037	$ 21,148	$ 26,074	$ 23,932	$ 28,914	$ 36,541	$ 42,515